Investments Investments (Related Party Invesment Transactions) (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliated Entity [Member]
Invested Assets Transferred To and From Affiliates
Estimated fair value of invested assets transferred to affiliates	$ 874	$ 0	$ 0
Amortized cost of assets transferred to affiliates	827	0	0
Net investment gains (losses) recognized on transfers	47	0	0
Estimated fair value of invested assets transferred from affiliates	$ 834	$ 0	$ 33